Acquisition of patents (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Intangible Assets Activity

The following presents intangible assets activity:

	November 30, 2015	May 31, 2015
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(1,093,750)	(918,750)

Total amortizable intangible assets, net	2,406,250	2,581,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,442,239	$2,617,239

The following presents intangible assets activity:

	May 31, 2015	May 31, 2014
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(918,750)	(568,750)

Total amortizable intangible assets, net	2,581,250	2,931,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,617,239	$2,967,239